Shareholder Report, Average Annual Return (Details)	12 Months Ended		60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2025
C000011950
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000011955
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000050069
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
C000087836
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Without Sales Load [Member] | C000011950
Average Annual Return [Line Items]
Average Annual Return, Percent	8.01%		9.36%	8.31%
Without Sales Load [Member] | C000011955
Average Annual Return [Line Items]
Average Annual Return, Percent	22.86%		16.87%	4.28%
Without Sales Load [Member] | C000050069
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.40%)		15.35%	1.96%
Without Sales Load [Member] | C000087836
Average Annual Return [Line Items]
Average Annual Return, Percent	10.80%		12.03%	11.06%
Without Sales Load [Member] | C000011961
Average Annual Return [Line Items]
Average Annual Return, Percent	39.27%		20.00%	10.87%
Without Sales Load [Member] | C000011952
Average Annual Return [Line Items]
Average Annual Return, Percent	35.27%		18.69%	9.17%
Without Sales Load [Member] | C000011956
Average Annual Return [Line Items]
Average Annual Return, Percent	6.66%		10.28%	10.12%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	16.80%		5.21%	6.92%
MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net)
Average Annual Return, Percent	16.80%		5.21%	6.92%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent	16.45%		14.45%	14.55%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index (Net)	MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent	15.42%		8.94%	7.33%
MSCI Australia Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Australia Index (Net)
Average Annual Return, Percent	8.38%		9.91%	8.78%
MSCI Mexico IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Mexico IMI 25/50 Index (Net)
Average Annual Return, Percent	23.29%		17.43%	4.69%
MSCI Turkey IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Turkey IMI 25/50 Index (Spliced)
Average Annual Return, Percent	(2.83%)		15.79%	2.26%
MSCI USA Equal Weighted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Equal Weighted Index
Average Annual Return, Percent	10.94%		12.13%	11.18%
MSCI Austria IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Austria IMI 25/50 Index (Net)	MSCI Austria IMI 25/50 Index (Net)
Average Annual Return, Percent	39.50%		19.97%	10.86%
MSCI Italy 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Italy 25/50 Index (Net)	MSCI Italy 25/50 Index (Net)
Average Annual Return, Percent	35.54%		18.83%	9.31%
MSCI Netherlands IMI 25/50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Netherlands IMI 25/50 Index (Spliced)	MSCI Netherlands IMI 25/50 Index (Spliced)
Average Annual Return, Percent	7.37%		10.80%	10.65%